Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2017 and 2016 are as follows:

(dollars in millions)	2017	2016
Current assets	$3,976	$2,722
Noncurrent assets	1,534	1,334
Total assets	$5,510	$4,056
Current liabilities	$3,601	$2,422
Noncurrent liabilities	2,086	1,636
Total liabilities	$5,687	$4,058